Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 623	$ 278
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		45	83
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		35	47
Net Amounts		543	148
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	335	94
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	6
Net Amounts		332	88
Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		77	19
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13	2
Net Amounts		64	17
Commodity | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	42	19
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		5	12
Net Amounts		37	7
Commodity | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	3	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	6
Commodity | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	24	115
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		24	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral			47
Interest rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	557	142
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		16	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		35
Net Amounts		506	141
Interest rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	332	88
Net Amounts		332	88
Interest rate | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		77	17
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13
Net Amounts		$ 64	17
Foreign currency | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]		2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments			2
Foreign currency | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet			2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments			$ 2

[1]	Excludes $3 million and $1 million of derivative liabilities at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $23 million and $9 million of derivative liabilities at June 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.